                                [NATIONWIDE LOGO]
                                  NATIONWIDE(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-3

                               Semi-Annual Report
                                       to
                                 Contract Owners
                                  June 30,2002

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE:COLUMBUS, OHIO


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                                [NATIONWIDE LOGO]
                                  NATIONWIDE(R)


                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [LOGO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2002 semi-annual report of the Nationwide Variable Account-3.

Much has been written and reported recently about the breakdown of ethics and integrity of U.S. Corporations. While we avoid passing judgement, publicly known facts of the recent failures offer grim indictments that are as inexcusable as they are sensational. It is no small wonder that public confidence has been rattled. We at Nationwide acknowledge our responsibility to adhere to the highest ethical standards in every aspect of our corporate behavior. We emphasize and promote our corporate values throughout our organization and endeavor to demonstrate them daily in all our affairs. We know that we will be judged by our actions, not our words. We know also that it is going to take the collective right actions of the entire business community to regain the public trust. We ask that you watch us as we do our part.

It continues to be a challenging market for equity investors. Investor trepidation and uncertainty about corporate earnings contribute to the disconnect of the equity markets from the more sanguine economic environment. We believe this will be corrected over time. If history is any guide, we know that a bear market has preceded every bull market, and that neither is perpetual.

Nationwide continues to invest in new products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your confidence in Nationwide, and in our life insurance and annuity products. Be assured that your personal satisfaction with our products and service is our foremost priority.


                           /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                 August 15, 2002



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HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those avail- able in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-3. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS,LIABILITIES AND CONTRACT OWNERS' EQUITY
This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.


The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 13. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS,STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds;and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub- account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 11, provide further disclosures about the variable account and its underlying contract provisions.

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                          NATIONWIDE VARIABLE ACCOUNT-3
           STATEMENT OF ASSETS,LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30,2002
                                   (UNAUDITED)

ASSETS:

  Investments at fair value:

     Van Kampen LIT - Emerging Growth Fund (VKEmGr)
       149,824 shares (cost $4,778,912) ..................................  $ 3,459,425

     Van Kampen LIT - Enterprise Fund (VKEnt)
       1,904,142 shares (cost $31,911,973) ...............................   22,982,992

     Van Kampen LIT - Government Fund (VKGov)
       644,468 shares (cost $5,931,003) ..................................    6,006,437

     Van Kampen LIT - Money Market Fund (VKMMkt)
       2,508,831 shares (cost $2,508,831) ................................    2,508,831

     Van Kampen UIF - U.S.Real Estate Portfolio (VKUSRealEst)
       45,962 shares (cost $558,104)  ....................................      613,128
                                                                           ------------
          Total investments ..............................................   35,570,813

  Accounts receivable ....................................................       21,090
                                                                           ------------
          Total assets ...................................................   35,591,903

ACCOUNTS PAYABLE .........................................................            -
                                                                           ------------
CONTRACT OWNERS'EQUITY (NOTE 4) .......................................... $35,591,903
                                                                           ============




See accompanying notes to financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-3
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED JUNE 30,2002
(UNAUDITED)

                                                           Total          VKAAlloc       VKDominc        VKEmGr          VKEnt
                                                       ------------    ------------    -----------   ------------   ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................... $    986,655          552,475        185,664         13,485         62,124
  Mortality and expense risk charges (note 2).........     (273,948)         (67,562)       (12,631)       (25,041)      (122,049)
                                                       ------------     ------------    -----------   ------------   ------------
    Net investment income.............................      712,707          484,913        173,033        (11,556)       (59,925)
                                                       ------------     ------------    -----------   ------------   ------------

  Proceeds from mutual funds shares sold..............   30,268,177       16,715,757      3,658,197      1,056,562      5,116,386
  Cost of mutual fund shares sold.....................  (37,142,937)     (20,393,854)    (3,853,904)    (2,082,622)    (6,895,001)
                                                       ------------     ------------    -----------   ------------   ------------
    Realized gain (loss) on investments...............   (6,874,760)      (3,678,097)      (195,707)    (1,026,060)    (1,778,615)
  Change in unrealized gain (loss)
    on investments....................................      670,854        2,704,819          1,428        233,384     (2,519,631)
                                                       ------------     ------------    -----------   ------------   ------------
    Net gain (loss) on investments....................   (6,203,906)        (973,278)      (194,279)      (792,676)    (4,298,246)
                                                       ------------     ------------    -----------   ------------   ------------
  Reinvested capital gains............................       98,518           95,785              -              -              -
                                                       ------------     ------------    -----------   ------------   ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations..............  $(5,392,681)        (392,580)       (21,246)      (804,232)    (4,358,171)
                                                       ============     ============    ===========   ============   ============



                                                            VKGlobEq         VKGov           VKMMkt        VKUSRealEst
                                                           ---------      ---------      -----------       ------------
INVESTMENT ACTIVITY:
  Reinvested dividends................................          2,001        154,394           16,512                -
  Mortality and expense risk charges (note 2).........         (1,258)       (25,912)         (16,413)          (3,082)
                                                            ---------      ---------      -----------      -----------
    Net investment income.............................            743        128,482               99           (3,082)
                                                            ---------      ---------      -----------     ------------
  Proceeds from mutual funds shares sold..............        445,287        424,334        2,749,338          102,316
  Cost of mutual fund shares sold.....................       (645,019)      (432,749)      (2,749,338)         (90,450)
                                                            ---------      ---------      -----------     ------------
    Realized gain (loss) on investments...............       (199,732)        (8,415)               -           11,866

  Change in unrealized gain (loss)
    on investments....................................        188,153         28,967                -           33,734
                                                            ---------      ---------      -----------     ------------
    Net gain (loss) on investments....................        (11,579)        20,552                -           45,600
                                                            ---------      ---------      -----------     ------------
  Reinvested capital gains............................          2,733              -                -                -
                                                            ---------      ---------      -----------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations..............         (8,103)       149,034               99     $     42,518
                                                            =========      =========      ===========     ============


See accompanying notes to financial statements.
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS'EQUITY
SIX MONTH PERIODS ENDED JUNE 30,2002 AND 2001
(UNAUDITED)

                                                                    Total                           VKAAlloc
                                                        -----------------------------      ---------------------------
                                                            2002              2001             2002            2001
                                                        -----------      ------------      -----------      ----------
INVESTMENT ACTIVITY:
  Net investment income................................ $   712,707           864,488          484,913         616,395
  Realized gain (loss) on investments..................  (6,874,760)         (216,788)      (3,678,097)       (142,158)
  Change in unrealized gain (loss)
    on investments.....................................     670,854        (8,632,784)       2,704,819        (955,103)
  Reinvested capital gains.............................      98,518         1,688,695           95,785         138,115
                                                        -----------      ------------      -----------      ----------
    Net increase (decrease) in contract
      owners'equity resulting from
      operations.......................................  (5,392,681)       (6,296,389)        (392,580)       (342,751)
                                                        -----------      ------------      -----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners....................................     108,762           460,089           28,812          74,674
  Transfers between funds..............................           -                 -      (15,551,730)         51,227
  Redemptions..........................................  (6,530,880)       (5,774,028)        (966,385)     (2,012,360)
  Annuity benefits.....................................      (7,119)          (12,296)          (1,321)         (4,542)
  Annual contract maintenance charges
    (note 2)...........................................     (21,266)          (22,923)          (5,507)         (9,093)
  Contingent deferred sales charges
    (note 2)...........................................     (11,815)           (9,990)          (1,771)         (4,847)
  Adjustments to maintain reserves.....................      64,375              (348)           1,283            (111)
                                                        -----------      ------------      -----------      ----------
      Net equity transactions..........................  (6,397,943)       (5,359,496)     (16,496,619)     (1,905,052)
                                                        -----------      ------------      -----------      ----------


NET CHANGE IN CONTRACT OWNERS'EQUITY................... (11,790,624)      (11,655,885)     (16,889,199)     (2,247,803)
CONTRACT OWNERS'EQUITY BEGINNING
  OF PERIOD............................................  47,382,527        64,461,851       16,889,199      20,576,917
                                                        -----------      ------------      -----------      ----------
CONTRACT OWNERS'EQUITY END OF PERIOD................... $35,591,903        52,805,966                -      18,329,114
                                                        ===========      ============      ===========      ==========


CHANGES IN UNITS:
  Beginning units......................................   1,565,961         1,811,627          521,264         616,417
                                                        -----------      ------------      -----------      ----------
  Units purchased......................................     534,376           329,356              911           8,445
  Units redeemed.......................................    (778,007)         (433,045)        (522,175)        (65,921)
                                                        -----------      ------------      -----------      ----------
  Ending units.........................................   1,322,330         1,707,938                -         558,941
                                                        ===========      ============      ===========      ==========

                                                                   VKDominc                         VKEmGr
                                                         ---------------------------     ----------------------------
                                                             2002            2001            2002             2001
                                                         -----------      ----------     -----------      -----------
INVESTMENT ACTIVITY:
  Net investment income................................      173,033         191,155         (11,556)         (31,388)
  Realized gain (loss) on investments..................     (195,707)        (41,861)     (1,026,060)         232,695
  Change in unrealized gain (loss)
    on investments.....................................        1,428         (13,543)        233,384       (1,742,937)
  Reinvested capital gains.............................            -               -               -                -
                                                         -----------      ----------     -----------      -----------
    Net increase (decrease) in contract
      owners'equity resulting from
      operations.......................................      (21,246)        135,751        (804,232)      (1,541,630)
                                                         -----------      ----------     -----------      -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners....................................          457          12,440           7,866           62,125
  Transfers between funds..............................   (2,776,393)        (83,387)      1,145,752         (858,253)
  Redemptions..........................................     (449,827)       (214,495)       (627,142)        (315,799)
  Annuity benefits.....................................       (1,264)         (1,264)              -                -
  Annual contract maintenance charges
    (note 2)...........................................       (1,091)         (1,429)         (1,859)          (1,968)
  Contingent deferred sales charges
    (note 2)...........................................       (1,454)           (199)         (1,744)          (1,624)
  Adjustments to maintain reserves.....................        1,374              (5)            (22)            (179)
                                                         -----------      ----------     -----------      -----------
      Net equity transactions..........................   (3,228,198)       (288,339)        522,851       (1,115,698)
                                                         -----------      ----------     -----------      -----------


NET CHANGE IN CONTRACT OWNERS'EQUITY...................   (3,249,444)       (152,588)       (281,381)      (2,657,328)
CONTRACT OWNERS'EQUITY BEGINNING
  OF PERIOD............................................    3,249,444       3,164,451       3,740,659        7,424,431
                                                         -----------      ----------     -----------      -----------
CONTRACT OWNERS'EQUITY END OF PERIOD...................            -       3,011,863       3,459,278        4,767,103
                                                         ===========      ==========     ===========      ===========


CHANGES IN UNITS:
  Beginning units......................................      151,990         160,115         143,067          191,986
                                                         -----------      ----------     -----------      -----------
  Units purchased......................................           22           8,110          27,035           36,751
  Units redeemed.......................................     (152,012)        (22,183)         (7,041)         (70,448)
                                                         -----------      ----------     -----------      -----------
  Ending units.........................................            -         146,042         163,061          158,289
                                                         ===========      ==========     ===========      ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


NATIONWIDE VARIABLE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED SIX MONTH PERIODS ENDED JUNE 30,2002 AND 2001
(UNAUDITED)


                                                                    VKEnt                          VKGlobEq
                                                         ---------------------------     ----------------------------
                                                             2002            2001            2002             2001
                                                         -----------      ----------     -----------      -----------


INVESTMENT ACTIVITY:
  Net investment income................................   $  (59,925)       (105,144)            743           (3,920)
                                                         -----------      ----------     -----------      -----------
  Realized gain (loss) on investments..................   (1,778,615)       (202,853)       (199,732)         (86,185)
  Change in unrealized gain (loss)
    on investments.....................................   (2,519,631)     (5,824,948)        188,153           12,637
  Reinvested capital gains.............................            -       1,538,970           2,733           11,610
                                                         -----------      ----------     -----------      -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.......................................   (4,358,171)     (4,593,975)         (8,103)         (65,858)
                                                         -----------      ----------     -----------      -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners....................................       47,076         175,776             532            3,443
  Transfers between funds..............................   12,940,554        (920,686)       (327,331)          (9,405)
  Redemptions..........................................   (3,344,537)     (2,539,445)        (72,048)        (107,183)
  Annuity benefits.....................................       (2,009)         (2,374)              -                -
  Annual contract maintenance charges
    (note 2)...........................................       (9,593)         (7,966)           (168)            (299)
  Contingent deferred sales charges
    (note 2)...........................................       (3,443)         (3,025)            (47)             (26)
  Adjustments to maintain reserves.....................       18,701            (651)             11               32
                                                         -----------      ----------     -----------      -----------
      Net equity transactions..........................    9,646,749      (3,298,371)       (399,051)        (113,438)
                                                         -----------      ----------     -----------      -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY..................    5,288,578      (7,892,346)       (407,154)        (179,296)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD............................................   17,690,551      27,594,640         407,154          680,294
                                                         -----------      ----------     -----------      -----------
CONTRACT OWNERS' EQUITY END OF PERIOD...................  $22,979,129      19,702,294               -          500,998
                                                         ===========      ==========     ===========      ===========


CHANGES IN UNITS:
  Beginning units......................................      426,056         521,378          27,752           38,914
                                                         -----------      ----------     -----------      -----------
  Units purchased......................................      310,668          22,524              37            2,763
  Units redeemed.......................................      (52,806)        (96,231)        (27,789)          (9,756)
                                                         -----------      ----------     -----------      -----------
  Ending units.........................................      683,918         447,671               -           31,921
                                                         ===========      ==========     ===========      ===========



                                                                      VKGov                           VKMMkt
                                                            -------------------------     ----------------------------
                                                              2002            2001            2002             2001
                                                            ---------      ----------     -----------      -----------


INVESTMENT ACTIVITY:
  Net investment income................................     128,482          159,355              99           40,224
                                                        -----------      -----------     -----------      -----------
  Realized gain (loss) on investments..................      (8,415)          21,123               -               (1)
  Change in unrealized gain (loss)
    on investments.....................................      28,967         (138,656)              -                -
  Reinvested capital gains.............................           -                -               -                -
                                                        -----------      -----------     -----------      -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.......................................     149,034           41,822              99           40,223
                                                        -----------      -----------     -----------      -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners....................................       5,631            6,447          15,389          124,495
  Transfers between funds..............................   3,389,868           77,873         966,540        1,625,916
  Redemptions..........................................    (234,411)        (239,110)       (802,531)        (289,702)
  Annuity benefits.....................................      (1,005)          (2,564)         (1,520)          (1,552)
  Annual contract maintenance charges
    (note 2)...........................................      (1,561)          (1,115)         (1,263)            (900)
  Contingent deferred sales charges
    (note 2)...........................................        (391)               -          (2,743)            (200)
  Adjustments to maintain reserves.....................      26,937              (33)         16,080              699
                                                        -----------      -----------     -----------      -----------
      Net equity transactions..........................   3,185,068         (158,502)        189,952        1,458,756
                                                        -----------      -----------     -----------      -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY..................   3,334,102         (116,680)        190,051        1,498,979
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD............................................   2,672,333        2,743,837       2,343,876        1,972,894
                                                        -----------      -----------     -----------      -----------
CONTRACT OWNERS' EQUITY END OF PERIOD..................   6,006,435        2,627,157       2,533,927        3,471,873
                                                        ===========      ===========     ===========      ===========


CHANGES IN UNITS:
  Beginning units......................................     138,088          148,347         138,667          118,306
                                                        -----------      -----------     -----------      -----------
  Units purchased......................................     171,227           35,175          15,040          208,535
  Units redeemed.......................................     (10,387)         (43,637)         (4,666)        (121,221)
                                                        -----------      -----------     -----------      -----------
  Ending units.........................................     298,928          139,885         149,041          205,620
                                                        ===========      ===========     ===========      ===========

                                                                     (Continued)

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued Six Month Periods Ended June 30,2002 and 2001 (UNAUDITED)

                                                                 VKUSRealEst
                                                        ----------------------------
                                                            2002             2001
                                                        -----------      -----------
INVESTMENT ACTIVITY:
  Net investment income................................ $    (3,082)          (2,189)
  Realized gain (loss) on investments..................      11,866            2,452
  Change in unrealized gain (loss)
    on investments.....................................      33,734           29,766
  Reinvested capital gains.............................           -                -
                                                        -----------      -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.......................................      42,51       8    30,029
                                                        -----------      -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners....................................       2,999              689
  Transfers between funds..............................     212,740          116,715
  Redemptions..........................................     (33,999)         (55,934)
  Annuity benefits.....................................           -                -
  Annual contract maintenance charges
    (note 2)...........................................        (224)            (153)
  Contingent deferred sales charges
    (note 2)...........................................        (222)             (69)
  Adjustments to maintain reserves.....................          11             (100)
                                                        -----------      -----------
      Net equity transactions..........................     181,305           61,148
                                                        -----------      -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY..................     223,823           91,177
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD............................................     389,311          304,387
                                                        -----------      -----------
CONTRACT OWNERS' EQUITY END OF PERIOD..................    $613,134          395,564
                                                        ===========      ===========


CHANGES IN UNITS:
  Beginning units......................................      19,077           16,164
                                                        -----------      -----------
  Units purchased......................................       9,436            7,053
  Units redeemed.......................................      (1,131)          (3,648)
                                                        -----------      -----------
  Ending units.........................................      27,382           19,569
                                                        ===========      ===========

See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          NATIONWIDE VARIABLE ACCOUNT-3
                          NOTES TO FINANCIAL STATEMENTS

                              JUNE 30,2002 AND 2001
                                   (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations

        Nationwide Variable Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

        The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account.The primary distribution for the contracts is through the brokerage community;how-ever, other distributors may be utilized.

    (b) The Contracts

        Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase.See note 2 for a discussion of contract expenses.

        Contract owners in either the accumulation or the payout phase may invest in the following:

           Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);
             Van Kampen LIT - Asset Allocation Fund (VKAAlloc)(*)
             Van Kampen LIT - Domestic Income Fund (VKDomInc)(*)
             Van Kampen LIT - Emerging Growth Fund (VKEmGr)
             Van Kampen LIT - Enterprise Fund (VKEnt)
             Van Kampen LIT - Global Equity Fund (VKGlobEq)(*)
             Van Kampen LIT - Government Fund (VKGov)
             Van Kampen LIT - Money Market Fund (VKMMkt)

           Portfolio of the Van Kampen Universal Institutional Funds Inc. (Van Kampen UIT);
             Van Kampen UIT - U.S.Real Estate Portfolio (VKUSRealEst)

           (*)At June 30, 2002, contract owners are not invested in this funds.

        The contract owners' equity is affected by the investment results of each fund, equity transactions by con- tract owners and certain contract expenses (see note 2).The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

        A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

        Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives.While some of the underly- ing mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Con- sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-3
                     NOTES TO FINANCIAL STATEMENTS,Continued

    (c) Security Valuation, Transactions and Related Investment Income

        The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2002.The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

        Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

        The Company does not provide for income taxes within the Account.Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.Actual results could differ from those estimates.

    (f) Calculation of Annuity Reserves

        Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables.The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from the contract owner's contract value a contingent deferred sales charge, not to exceed 6% (3% after 36 months) of the lesser of the total of all purchase payments made within 72 months prior to the date of the request for surrender, or the amount surrendered. (For contracts issued in the State of New York, the contingent deferred sales charge will not exceed 7% of purchase payments, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for seven years.) No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company:(a) an annual contract maintenance charge of up to $35, dependent upon contract type and issue date (up to $30, dependent upon contract type and issue date, for contracts issued in the State of New York), which is satisfied by surrendering units; and (b) a mor- tality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3) RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed.These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.These fees are paid to an affiliate of the Company.

(4) FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the six-month period indicated, and the contract expense rate, investment income ratio and total return for each of the five years in the six-month period ended June 30, 2002.

                                                     Contract                                            Investment
                                                     Expense                  Unit           Contract      Income      Total
                                                      Rate(*)      Units    Fair Value    Owners' Equity    Ratio(**) Return(***)
                                                     ------      -------   -----------    -------------     -----     ------
    Van Kampen LIT - Emerging Growth Fund
       2002 . . . . . . . . . . . . . . . . . . . .   1.30%      163,061  $ 21.214625    $    3,459,278      0.40%     -18.86%
       2001 . . . . . . . . . . . . . . . . . . . .   1.30%      158,289    30.116542         4,767,103      0.09%     -22.12%
       2000 . . . . . . . . . . . . . . . . . . . .   1.30%      198,684    48.383859         9,613,099      0.00%      10.95%
       1999 . . . . . . . . . . . . . . . . . . . .   1.30%      215,919    26.196440         5,656,309      0.00%      21.18%
       1998 . . . . . . . . . . . . . . . . . . . .   1.30%      218,001    19.325961         4,213,079      0.04%      21.38%

    Van Kampen LIT - Enterprise Fund
       2002 . . . . . . . . . . . . . . . . . . . .   1.30%      683,918    33.578924        22,965,231      0.37%     -19.13%
       2001 . . . . . . . . . . . . . . . . . . . .   1.30%      447,671    43.960025        19,679,625      0.19%     -16.85%
       2000 . . . . . . . . . . . . . . . . . . . .   1.30%      569,361    66.308014        37,753,197      0.17%       5.68%
       1999 . . . . . . . . . . . . . . . . . . . .   1.30%      701,258    53.531852        37,539,640      0.29%       5.98%
       1998 . . . . . . . . . . . . . . . . . . . .   1.30%      906,174    47.849582        43,360,047      0.09%      16.87%

    Van Kampen LIT - Government Fund
       2002 . . . . . . . . . . . . . . . . . . . .   1.30%      298,928    20.004099         5,979,785      4.51%       3.37%
       2001 . . . . . . . . . . . . . . . . . . . .   1.30%      139,885    18.630482         2,606,126      6.38%       1.59%
       2000 . . . . . . . . . . . . . . . . . . . .   1.30%      165,262    17.129201         2,830,806      6.11%       3.63%
       1999 . . . . . . . . . . . . . . . . . . . .   1.30%      230,069    16.638550         3,828,014      5.18%      -3.98%
       1998 . . . . . . . . . . . . . . . . . . . .   1.30%      255,257    16.661505         4,252,966      1.06%       3.05%

    Van Kampen LIT - Money Market Fund
       2002 . . . . . . . . . . . . . . . . . . . .   1.30%      149,041    16.903256         2,519,278      0.65%       0.00%
       2001 . . . . . . . . . . . . . . . . . . . .   1.30%      205,620    16.799548         3,454,319      2.24%       1.71%
       2000 . . . . . . . . . . . . . . . . . . . .   1.30%      121,979    16.102897         1,964,215      2.41%       2.08%
       1999 . . . . . . . . . . . . . . . . . . . .   1.30%      298,032    15.503979         4,620,682      2.77%       1.50%
       1998 . . . . . . . . . . . . . . . . . . . .   1.30%      437,396    15.006946         6,563,978      2.37%       1.85%

    Van Kampen UIF - U.S. Real Estate Portfolio
       2002 . . . . . . . . . . . . . . . . . . . .   1.30%       27,382    22.391861           613,134      0.00%       9.72%
       2001 . . . . . . . . . . . . . . . . . . . .   1.30%       19,569    20.213804           395,564      0.00%       7.38%
       2000 . . . . . . . . . . . . . . . . . . . .   1.30%       19,622    16.908684           331,782      4.23%      13.54%
       1999 . . . . . . . . . . . . . . . . . . . .   1.30%       24,190    16.833721           407,208      5.86%       7.80%
       1998 . . . . . . . . . . . . . . . . . . . .   1.30%       36,119    16.918595           611,083      0.17%      -5.49%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-3
                     NOTES TO FINANCIAL STATEMENTS,Continued

                                                                                                                        Contract
                                                                                                                    Owners' Equity
                                                                                                                    --------------
    2002 Reserves for annuity contracts in payout phase:
      Tax qualified................................................................................................           1,398
      Non-tax qualified............................................................................................          53,799
                                                                                                                        -----------
    2002 Contract owners'equity....................................................................................     $35,591,903
                                                                                                                        ===========
    2001 Reserves for annuity contracts in payout phase:
      Tax qualified................................................................................................           1,585
      Non-tax qualified............................................................................................          77,082
                                                                                                                        -----------
    2001 Contract owners'equity....................................................................................     $52,805,966
                                                                                                                        ===========
    2000 Reserves for annuity contracts in payout phase:
      Tax qualified................................................................................................           1,904
      Non-tax qualified............................................................................................         112,373
                                                                                                                        -----------
    2000 Contract owners'equity....................................................................................     $80,072,137
                                                                                                                        ===========


    1999 Reserves for annuity contracts in payout phase:
      Tax qualified................................................................................................           1,846
      Non-tax qualified............................................................................................         127,461
                                                                                                                        -----------
    1999 Contract owners'equity....................................................................................     $86,605,454
                                                                                                                        ===========


    1998 Reserves for annuity contracts in payout phase:
      Tax qualified................................................................................................           1,896
      Non-tax qualified............................................................................................         146,208
                                                                                                                        -----------
    1998 Contract owners'equity....................................................................................    $100,609,739
                                                                                                                       ============


  (*) This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 (**) This  represents  the dividends for the six-month  period,  excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The six-month ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(***) This represents the total  return  for the  six-month  period  indicated
      and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.Investment options with a date notation indicate the effective date of that investment option in the Account.The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.
-------------------------------------------------------------------------------

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                                       15

NATIONWIDE LIFE INSURANCE COMPANY                                                                                ----------------
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220                                                        BULK RATE
                                                                                                                    U.S. Postage
                                                                                                                      P A I D
                                                                                                                  Columbus, Ohio
                                                                                                                   Permit No. 521
                                                                                                                 ----------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company